Schedule of Related Parties Transactions (Details) - USD ($)	Feb. 28, 2022	Feb. 28, 2021
Related Party Transaction [Line Items]
Mr. Liew Yow Ming		$ 1,654,207
Liew Yow Ming [Member]
Related Party Transaction [Line Items]
Mr. Liew Yow Ming		$ 1,654,207